UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Cambria Chesapeake Pure Trend ETF Tailored Shareholder Report

Semi-annual shareholder report December 31, 2025

Cambria Chesapeake Pure Trend ETF

Ticker: MFUT (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Cambria Chesapeake Pure Trend ETF (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.cambriafunds.com/mfut. You can also request this information by contacting us at (855) 766-7661 or by writing to the Cambria Chesapeake Pure Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Chesapeake Pure Trend ETF	$62	1.17%

Key Fund Statistics

(as of December 31, 2025)

Fund Size (Thousands)	$23,673
Number of Holdings	138
Total Advisory Fee	$83,080
Portfolio Turnover Rate	62%

Sector breakdown - Investments (% of Total Net Assets)

(Excludes securities sold short and other financial instruments)

Sector breakdown - Securities sold short (% of Total Net Assets) (Excludes other financial instruments)

Other Financial Instruments Security Type (% of Total Net Assets)

Percentages are based on total net assets. Cash Equivalents represent short-term investments and other assets in excess of liabilities. Futures Contracts and Foreign Currency Contracts percentages are based on unrealized appreciated (depreciation).

What did the Fund invest in?

(as of December 31, 2025)

Top Ten Holdings	(% of total net assets)
First American Government Obligations Fund - Class X, 3.67%	38.2
Cisco Systems, Inc.	2.0
Abbott Laboratories	1.6
Micron Technology, Inc.	1.6
Arch Capital Group Ltd.	1.5
NVIDIA Corp.	1.5
Northrop Grumman Corp.	1.4
Newmont Corp.	1.4
Corteva, Inc.	1.3
Deere & Co.	1.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.cambriafunds.com/mfut.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

December 31, 2025 (Unaudited)

Tidal Trust II

Cambria Chesapeake Pure Trend ETF | MFUT | Cboe BZX Exchange, Inc.

Cambria Chesapeake Pure Trend ETF

Consolidated Schedule of Investments	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - 38.6%	Shares	Value
Aerospace & Defense - 2.5%
Airbus SE	1,149	$267,730
Northrop Grumman Corp.	561	319,888
		587,618

Agriculture - 0.8%
Archer-Daniels-Midland Co.	3,401	195,524

Auto Manufacturers - 0.7%
Tesla, Inc. (a)	395	177,639

Beverages - 0.2%
PepsiCo, Inc.	278	39,899

Biotechnology - 1.3%
Corteva, Inc.	4,664	312,628

Building Materials - 2.2%
Martin Marietta Materials, Inc.	385	239,724
Vulcan Materials Co.	960	273,811
		513,535

Chemicals - 1.2%
Air Liquide SA	436	82,063
Nutrien Ltd.	3,133	193,369
		275,432

Commercial Services - 0.7%
United Rentals, Inc.	202	163,483

Computers - 1.0%
Apple, Inc.	898	244,130

Electric - 2.1%
NextEra Energy, Inc.	3,128	251,116
Sempra	2,707	239,001
		490,117

Healthcare - Products - 2.8%
Abbott Laboratories	3,017	378,000
Edwards Lifesciences Corp. (a)	3,354	285,928
		663,928

Healthcare-Products - 0.8%
Agilent Technologies, Inc.	1,444	196,485

Home Builders - 0.2%
D.R. Horton, Inc.	416	59,916

Home Furnishings - 1.1%
Sony Group Corp. - ADR	9,986	255,642

Insurance - 1.5%
Arch Capital Group Ltd. (a)	3,672	352,218

The accompanying notes are an integral part of these consolidated financial statements.	1

Consolidated Schedule of Investments	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

Iron & Steel - 1.8%
Nucor Corp.	1,138	185,619
Vale SA - ADR	18,712	243,818
		429,437

Machinery - Diversified - 1.3%
Deere & Co.	669	311,466

Metal Fabricate & Hardware - 0.7%
Tenaris SA - ADR	4,212	161,951

Mining - 3.6%
BHP Group Ltd. - ADR	3,786	228,561
Newmont Corp.	3,236	323,115
Rio Tinto PLC - ADR	3,815	305,314
		856,990

Oil & Gas - 1.1%
Suncor Energy, Inc.	5,881	260,881

Pharmaceuticals - 2.1%
Eli Lilly & Co.	201	216,011
Merck & Co., Inc.	2,252	237,045
Sanofi SA - ADR	1,100	53,306
		506,362

Retail - 1.0%
Yum! Brands, Inc.	1,571	237,661

Semiconductors - 4.7%
Advanced Micro Devices, Inc. (a)	811	173,684
ASML Holding NV	202	216,111
Micron Technology, Inc.	1,290	368,179
NVIDIA Corp.	1,858	346,517
		1,104,491

Software - 0.8%
Snowflake, Inc. - Class A (a)	824	180,753

Telecommunications - 2.0%
Cisco Systems, Inc.	6,051	466,109

Water - 0.4%
American Water Works Co., Inc.	645	84,173
TOTAL COMMON STOCKS (Cost $8,134,228)		9,128,468

EXCHANGE TRADED FUNDS - 0.1%
iShares Ethereum Trust ETF (a)	1,470	32,972
TOTAL EXCHANGE TRADED FUNDS (Cost $41,933)		32,972

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 38.2%
First American Government Obligations Fund - Class X, 3.67% (b)(c)	9,036,279	9,036,279
TOTAL MONEY MARKET FUNDS (Cost $9,036,279)		9,036,279

The accompanying notes are an integral part of these consolidated financial statements.	2

Consolidated Schedule of Investments	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

TOTAL INVESTMENTS - 76.9% (Cost $17,212,440)	18,197,719
Other Assets in Excess of Liabilities - 23.1%	5,475,469
TOTAL NET ASSETS - 100.0%	$23,673,188

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these consolidated financial statements.	3

Consolidated Schedule of Securities Sold Short	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

COMMON STOCKS - (13.7)%	Shares	Value
Beverages - (1.1)%
Constellation Brands, Inc. - Class A	(1,304)	$(179,900)
Fomento Economico Mexicano SAB de CV - ADR	(715)	(72,265)
		(252,165)

Chemicals - (1.7)%
Air Products and Chemicals, Inc.	(1,107)	(273,451)
Dow, Inc.	(5,194)	(121,436)
		(394,887)

Commercial Services - (1.1)%
Automatic Data Processing, Inc.	(1,039)	(267,262)

Food - (2.3)%
Conagra Brands, Inc.	(9,982)	(172,788)
General Mills, Inc.	(4,283)	(199,160)
Kraft Heinz Co.	(7,149)	(173,363)
		(545,311)

Healthcare - Products - (0.8)%
Zimmer Biomet Holdings, Inc.	(2,230)	(200,522)

Healthcare - Services - (0.2)%
Elevance Health, Inc.	(109)	(38,210)

Media - (1.6)%
Comcast Corp. - Class A	(12,995)	(388,421)

Pharmaceuticals - (1.1)%
Zoetis, Inc.	(1,999)	(251,514)

Pipelines - (1.1)%
Cheniere Energy, Inc.	(1,337)	(259,899)

Software - (1.9)%
Paychex, Inc.	(1,997)	(224,023)
Roper Technologies, Inc.	(520)	(231,468)
		(455,491)

Transportation - (0.8)%
Canadian Pacific Kansas City Ltd.	(2,567)	(189,008)
TOTAL COMMON STOCKS (Proceeds $3,754,432)		(3,242,690)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.7)%
Crown Castle, Inc.	(1,289)	(114,553)
Public Storage	(235)	(60,983)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $177,507)		(175,536)

TOTAL SECURITIES SOLD SHORT - (14.4)% (Proceeds $3,931,939)		$(3,418,226)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these consolidated financial statements.	4

Consolidated Schedule of Futures Contracts	Cambria Chesapeake Pure
Trend ETF

December 31, 2025 (Unaudited)

The Cambria Chesapeake Pure Trend ETF & Cambria Chesapeake Pure Trend Cayman Subsidiary had the following futures contracts outstanding with StoneX Financial Inc.:

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
3 Month Canadian Overnight Repo Rate Average	71	12/14/2027	$12,595,605	$6,164
3 Month Swiss Average Overnight Rate	10	12/14/2027	3,149,574	293
3 Month Secured Overnight Financing Rate	56	12/19/2028	13,519,100	(3,739)
Arabica Coffee(a)	3	03/19/2026	392,344	(50,640)
Australian Dollar/U.S. Dollar Cross Currency Rate	22	03/16/2026	1,468,060	(5,582)
British Pound/U.S. Dollar Cross Currency Rate	11	03/16/2026	925,238	4,727
Copper(a)	2	03/27/2026	284,100	29,466
Crude Palm Oil(a)	6	03/13/2026	149,704	1,228
Crude Soybean Oil(a)	10	03/13/2026	291,360	(20,271)
Euro/U.S. Dollar Cross Currency Rate	7	03/16/2026	1,030,750	(1,432)
Euro-BTP Italian Government Bonds	13	03/06/2026	1,834,895	(3,250)
Feeder Cattle(a)	7	03/26/2026	1,208,638	20,964
Gold(a)	4	02/25/2026	1,736,440	66,022
3 Month Sterling Overnight Index Average Rate	43	12/19/2028	13,932,186	7,789
European Climate Exchange Emissions(a)	6	12/14/2026	615,672	5,215
Live Cattle(a)	17	02/27/2026	1,574,880	66,043
London Metal Exchange - Aluminum(a)	14	03/18/2026	1,048,065	34,264
London Metal Exchange - Nickel(a)	5	03/18/2026	499,168	(2,655)
London Metal Exchange - Tin(a)	4	03/18/2026	812,020	44,386
London Metal Exchange - Zinc(a)	8	03/18/2026	623,784	19,078
Long Gilt	7	03/27/2026	860,277	1,575
Low Sulphur Gas Oil(a)	5	02/12/2026	310,000	2,481
NY Harbor Ultra-Low Sulfur Diesel(a)	4	01/30/2026	356,412	251
Palladium(a)	2	03/27/2026	330,280	43,631
Platinum(a)	7	04/28/2026	715,470	(31,707)
SGX TSI Iron Ore(a)	55	02/27/2026	578,105	(2,145)
Euro-BTP Italian Government Short Bonds	9	03/06/2026	1,134,487	(823)
Silver(a)	3	03/27/2026	1,059,045	284,581
Soybeans(a)	15	03/13/2026	785,625	(13,390)
Swiss Franc/U.S. Dollar Cross Currency Rate	6	03/16/2026	953,063	160
U.S. Treasury 10 Year Notes	20	03/20/2026	2,248,750	(22,732)
U.S. Treasury 5 Year Notes	35	03/31/2026	3,825,664	(22,277)
U.S. Treasury 3 Year Notes	25	03/31/2026	5,330,664	(16,303)
U.K. Emissions Trading Registry Allowance(a)	4	12/14/2026	360,848	45,916
				$487,288

The accompanying notes are an integral part of these consolidated financial statements.	5

Consolidated Schedule of Futures Contracts	Cambria Chesapeake Pure
Trend ETF

December 31, 2025 (Unaudited)

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
3 Month Euribor	(13)	09/18/2028	$3,719,068	$(1,189)
30 Day Federal Funds Rate	(37)	05/29/2026	14,887,524	2,936
Australian Government 10 Year Bonds	(26)	03/16/2026	1,898,243	2,358
Australian Government 3 Year Bonds	(70)	03/16/2026	4,901,132	1,487
Australian 90 Day Bank Bills	(88)	09/09/2027	58,054,043	(325)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(21)	03/17/2026	1,535,520	(5,242)
Corn No. 2 Yellow(a)	(23)	03/13/2026	506,287	(2,993)
Cotton No. 2(a)	(14)	03/09/2026	449,890	3,638
Euro-Buxl 30 Year	(6)	03/06/2026	775,985	10,409
Euro-Bobl	(27)	03/06/2026	3,683,461	1,095
Euro-Bund	(14)	03/06/2026	2,097,550	13,600
Euro-Schatz	(66)	03/06/2026	8,277,711	7,530
Hard Red Winter Wheat(a)	(13)	03/13/2026	334,588	18,133
Japanese 10 Year Government Bonds	(5)	03/13/2026	4,223,739	37,301
Japanese Yen/U.S. Dollar Cross Currency Rate	(14)	03/16/2026	1,123,237	10,960
Lean Hogs(a)	(4)	02/13/2026	136,160	(9,780)
London Metal Exchange - Lead(a)	(10)	03/18/2026	501,923	6,790
London Metal Exchange - Nickel(a)	(5)	03/18/2026	499,168	(50,899)
Soybean Meal(a)	(2)	03/13/2026	59,880	5,310
Sugar No. 11(a)	(31)	02/27/2026	521,147	36,645
U.S. Treasury 2 Year Notes	(24)	03/31/2026	5,010,937	5,536
U.S. Treasury Long Bonds	(8)	03/20/2026	924,750	16,969
Wheat(a)	(17)	03/13/2026	430,950	38,587
White Sugar(a)	(20)	02/13/2026	427,500	(21,326)
				$127,530
Net Unrealized Appreciation (Depreciation)				$614,818

(a)	All or a portion of the investment is a holding of the Cambria Chesapeake Cayman Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.	6

Consolidated Schedule of Forward Currency Contracts	Cambria Chesapeake Pure
Trend ETF

December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	03/18/2026	BRL	4,645,000	USD	831,568	$812
StoneX Financial, Inc.	03/18/2026	CLP	1,157,756,000	USD	1,258,428	27,624
StoneX Financial, Inc.	03/18/2026	CNH	36,696,000	USD	5,225,378	56,223
StoneX Financial, Inc.	01/21/2026	COP	4,278,346,000	USD	1,107,784	11,561
StoneX Financial, Inc.	03/18/2026	CZK	21,376,000	USD	1,028,807	11,025
StoneX Financial, Inc.	03/18/2026	HUF	304,620,000	USD	920,141	6,844
StoneX Financial, Inc.	03/18/2026	ILS	4,376,000	USD	1,352,705	20,736
StoneX Financial, Inc.	03/18/2026	MXN	26,782,000	USD	1,457,268	20,967
StoneX Financial, Inc.	03/18/2026	NOK	8,336,000	USD	822,076	4,138
StoneX Financial, Inc.	03/18/2026	PLN	2,652,000	USD	730,834	6,513
StoneX Financial, Inc.	03/18/2026	SEK	7,464,000	USD	806,556	6,395
StoneX Financial, Inc.	03/18/2026	THB	38,564,000	USD	1,219,385	11,719
StoneX Financial, Inc.	01/21/2026	TWD	23,684,000	USD	760,345	(5,449)
StoneX Financial, Inc.	01/21/2026	USD	2,289,872	IDR	38,340,000,000	(8,887)
StoneX Financial, Inc.	03/18/2026	USD	2,233,218	INR	203,000,000	(12,173)
StoneX Financial, Inc.	03/18/2026	USD	1,212,391	KRW	1,778,939,000	(26,275)
StoneX Financial, Inc.	03/18/2026	USD	906,703	NZD	1,563,000	5,270
StoneX Financial, Inc.	01/21/2026	USD	1,628,463	PHP	96,950,000	(18,212)
StoneX Financial, Inc.	03/18/2026	USD	954,698	SGD	1,229,000	(5,806)
StoneX Financial, Inc.	03/18/2026	ZAR	19,790,000	USD	1,157,083	30,658
Net Unrealized Appreciation (Depreciation)						$143,683

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

COP - Colombian Peso

CZK - Czech Republic Koruna

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these consolidated financial statements.	7

Consolidated Statement of Assets and Liabilities	Cambria Chesapeake Pure
Trend ETF

December 31, 2025 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$18,197,719
Deposit at broker for securities sold short	4,877,253
Deposit at broker for open forward currency contracts	1,883,977
Deposit at broker for futures contracts	1,321,478
Receivable for open forward currency contracts	220,485
Unrealized appreciation on futures contracts	903,518
Dividends receivable	47,351
Segregated cash for securities sold short	12,188
Interest receivable	11,561
Dividend tax reclaims receivable	510
Total assets	27,476,040

LIABILITIES:
Securities sold short, at value	3,418,226
Unrealized depreciation on futures contracts	288,700
Payable for open forward currency contracts	76,802
Payable to adviser (Note 4)	14,926
Dividends payable	4,091
Interest payable	107
Total liabilities	3,802,852
NET ASSETS	$23,673,188

NET ASSETS CONSISTS OF:
Paid-in capital	$26,165,488
Total accumulated losses	(2,492,300)
Total net assets	$23,673,188

Net assets	$23,673,188
Shares issued and outstanding (a)	1,450,000
Net asset value per share	$16.33

COST:
Investments, at cost	$17,212,440

PROCEEDS:
Securities sold short proceeds	$3,931,939

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these consolidated financial statements.	8

Consolidated Statement of Operations	Cambria Chesapeake Pure
Trend ETF

For the Six-Months Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$257,097
Less: issuance fees	(183)
Less: dividend withholding taxes	(3,011)
Interest income	79,113
Total investment income	333,016

EXPENSES:
Investment advisory fee (Note 4)	83,080
Dividend expense	42,082
Interest expense	4,485
Total expenses	129,647
NET INVESTMENT INCOME	203,369

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(356,843)
Securities sold short	(9,764)
Futures contracts	927,519
Forward currency contracts	319,079
Foreign currency translation	14,451
Net realized gain (loss)	894,442
Net change in unrealized appreciation (depreciation) on:
Investments	575,643
Securities sold short	127,696
Future contracts	513,170
Forward currency contracts	33,492
Foreign currency translation	(16,126)
Net change in unrealized appreciation (depreciation)	1,233,875
Net realized and unrealized gain (loss)	2,128,317
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$2,331,686

The accompanying notes are an integral part of these consolidated financial statements.	9

Consolidated Statements of Changes in Net Assets	Cambria Chesapeake
Pure Trend ETF

	Six-months ended
	December 31, 2025	Year ended
	(Unaudited)	June 30, 2025
OPERATIONS:
Net investment income (loss)	$203,369	$378,702
Net realized gain (loss)	894,442	(8,139,107)
Net change in unrealized appreciation (depreciation)	1,233,875	1,267,245
Net increase (decrease) in net assets from operations	2,331,686	(6,493,160)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(70,850)
Total distributions to shareholders	—	(70,850)

CAPITAL TRANSACTIONS:
Shares sold	5,733,563	16,361,898
Shares redeemed	(2,340,795)	(13,974,828)
Net increase (decrease) in net assets from capital transactions	3,392,768	2,387,070

NET INCREASE (DECREASE) IN NET ASSETS	5,724,454	(4,176,940)

NET ASSETS:
Beginning of the period	17,948,734	22,125,674
End of the period	$23,673,188	$17,948,734

SHARES TRANSACTIONS
Shares sold	375,000	925,000
Shares redeemed	(150,000)	(850,000)
Total increase (decrease) in shares outstanding	225,000	75,000

The accompanying notes are an integral part of these consolidated financial statements.	10

Consolidated Financial Highlights	Cambria Chesapeake
Pure Trend ETF

For a share outstanding throughout the periods presented

	Six-months ended	Year ended		Period ended
	December 31,	June 30,		June 30,
	2025 (Unaudited)	2025		2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$14.65	$19.24		$20.00

INVESTMENT OPERATIONS:
Net investment income (loss) (b)	0.14	0.29		0.06
Net realized and unrealized gain (loss) on investments (c)	1.54	(4.83)		(0.82)
Total from investment operations	1.68	(4.54)		(0.76)

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)		—
Total distributions	—	(0.05)		—
Net asset value, end of period	$16.33	$14.65		$19.24

TOTAL RETURN (d)	11.43%	-23.60	%(i)	-3.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,673	$17,949		$22,126
Ratio of expenses to average net assets (e)(f)	1.17%	1.14%		0.82%
Ratio of dividend, interest and tax expenses to average net assets (e)(f)	0.42%	0.39	%(g)	0.07%
Ratio of operational expenses to average net assets excluding dividend, interest, and tax expenses (e)(f)	0.75%	0.75%		0.75%
Ratio of net investment income (loss) to average net assets (f)	1.84%	1.74%		3.30%
Portfolio turnover rate (d)(h)	62%	309%		0%

(a)	Inception date of the Fund was May 28, 2024.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Ratio does not include the expenses of the underlying funds in which the Fund invests.

(f)	Annualized for periods less than one year.

(g)	Includes tax expense, which represented less than 0.005% as a percentage of average net assets.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

(i)	As a result of trade errors, the Fund experienced a loss totaling $18,332 for the year ended June 30, 2025, all of which was reimbursed by the Adviser (defined in Note 1). Total return would have been lower by 0.00%.

The accompanying notes are an integral part of these consolidated financial statements.	11

Notes to the Consolidated Financial Statements	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Cambria Chesapeake Pure Trend ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. Cambria Investment Management, L.P. (“Cambria” or a “Sub-Adviser”) and Chesapeake Capital Corporation (“Chesapeake” or a “Sub-Adviser”) (collectively the “Sub-Advisers”) serve as investment sub- advisers to the Fund. Chesapeake also serves as futures trading adviser to Cambria Chesapeake Cayman Subsidiary (the “Subsidiary”), a wholly-owned and controlled subsidiary of Fund, organized under the laws of the Cayman Islands as an exempted company, pursuant to a futures trading agreement amount the Adviser, Chesapeake and the Subsidiary (the “Subsidiary Trading Agreement”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on May 28, 2024.

The investment objective of the Fund is to preserve capital and generate long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“ The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions, respectively. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Futures contracts and forward currency contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the 30-, 60-, 90- and 180-day forward rates provided by an independent source.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Consolidated Financial Statements	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$9,128,468	$—	$—	$9,128,468
Exchange Traded Funds	32,972	—	—	32,972
Money Market Funds	9,036,279	—	—	9,036,279
Total Investments	$18,197,719	$—	$—	$18,197,719

Other Financial Instruments:(b)
Futures Contracts	$903,518	$—	$—	$903,518
Forward Currency Contracts	—	220,485	—	220,485
Total Other Financial Instruments	$903,518	$220,485	$—	$1,124,003

Liabilities:
Investments:
Common Stocks(a)	$(3,242,690)	$—	$—	$(3,242,690)
Real Estate Investment Trusts	(175,536)	—	—	(175,536)
Total Investments	$(3,418,226)	$—	$—	$(3,418,226)

Other Financial Instruments:(b)
Futures Contracts	$(288,700)	$—	$—	$(288,700)
Forward Currency Contracts	—	(76,802)	—	(76,802)
Total Other Financial Instruments	$(288,700)	$(76,802)	$—	$(365,502)

(a)	See Consolidated Schedules of Investments and Securities Sold Short for the industry breakout.

(b)	Other Financial Instruments are derivative instruments which are presented at the net unrealized appreciation (depreciation) on the investment as shown on the Consolidated Schedules of Futures Contracts and Forward Currency Contracts.

B.	Derivative Instruments. The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts and forward currency contracts (both a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.

Notes to the Consolidated Financial Statements	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

The average notional amount for open futures contracts and forward currency contracts is based on the monthly notional amounts. The notional amount for open futures contracts and forward currency contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. For the six months ended December 31, 2025, the average monthly notional value of futures contracts and forward currency contracts was $171,694,078 and $25,720,742, respectively.

The following tables show the effects of derivative instruments on the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of December 31, 2025:

	Asset Derivatives		Liability Derivatives
Instrument	Consolidated Statement of Assets and Liabilities	Fair Value	Consolidated Statement of Assets and Liabilities	Fair Value
Futures Contracts	Unrealized appreciation on futures contracts		Unrealized depreciation on futures contracts
Commodities Risk		$772,629		$205,806
Equities Risk		—		—
Foreign Exchange Currencies Risk		15,847		12,256
Interest Rate Risk		115,042		70,638
Total Futures Contracts		$903,518		$288,700
Forward Currency Contracts	Receivable for open forward currency contracts		Payable for open forward currency contracts
Foreign Exchange Currencies Risk		$220,485		$76,802
Totals		$1,124,003		$365,502

Notes to the Consolidated Financial Statements	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the six-months ended December 31, 2025:

Instrument	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Futures Contracts	Net realized and net change in unrealized gain (loss) on futures contracts
Commodities Risk		$909,525	$589,054
Equities Risk		—	—
Foreign Exchange Currencies Risk		51,288	(30,439)
Interest Rate Risk		(33,294)	(45,445)
Total Futures Contracts		$927,519	$513,170
Forward Currency Contracts	Net realized and net change in unrealized gain (loss) on forward currency contracts
Foreign Exchange Currencies Risk		$319,079	$33,492
Totals		$1,247,398	$546,662

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

As of December 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Notes to the Consolidated Financial Statements	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

F.	Futures Contracts. The Fund may purchase or sell futures contracts to gain long or short exposure to equities, fixed income, currencies and commodities. The purchase or sale of futures contracts may be more efficient or cost-effective than buying or selling the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. London Metal Exchange futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The account is marked-to market daily and the variation margin is monitored by the Adviser and U.S. Bank N.A. (the “Custodian”) on a daily basis. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Fund had futures contracts activity during the six months ended December 31, 2025. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with StoneX Financial, Inc. acting as the futures commission merchant.

G.	Forward Currency Contracts. The Fund may purchase forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate (e.g., 30-, 60-, or 90-days). The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. The Fund had forward currency contracts activity during the six months ended December 31, 2025. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The forward currency contracts held by the Fund are traded with StoneX Financial, Inc. acting as the forward currency contracts commission merchant.

H.	Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary are consolidated with the Fund’s financial statements. The Fund had $1,120,807, or 4.7% of its net assets invested in the Subsidiary as of December 31, 2025.

Notes to the Consolidated Financial Statements	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

I.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

J.	Deposits at Brokers. Deposits at brokers for futures contracts, forward currency contracts, and securities sold short represent amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and cash equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

K.	Short Sales. The Fund may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the borrowed security by purchasing it subsequently at prevailing market prices, which may be higher than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue on the borrowed security during the period of the loan. In addition, the Fund may be required to pay a premium or other fee to borrow the security. The Fund’s potential loss on a short sale is theoretically unlimited.

L.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

M.	Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

N.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (“CBOE”) or the New York Stock Exchange is closed for trading.

O.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

P.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to the Consolidated Financial Statements	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

●	Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

●	Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

●	Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

●	Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund and the Subsidiary, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also serves as adviser to the Subsidiary pursuant to the advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Notes to the Consolidated Financial Statements	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.75%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the six-months ended December 31, 2025 are disclosed in the Consolidated Statement of Operations.

The Sub-Advisers serve as investment sub- advisers to the Fund, pursuant to a sub-advisory agreements between the Adviser and the Sub-Advisers with respect to the Fund (the “Sub-Advisory Agreements”). Chesapeake manages the Fund’s Pure Trend Strategy, while Cambria manages the Cash Strategy. The Sub-Advisers are paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Advisers and the Adviser have agreed that each will have a joint obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Advisers a portion of the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub -Advisers include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser.

Pursuant to the Subsidiary Trading Agreement, Chesapeake also serves as the Futures Trading Advisor to the Subsidiary and is responsible for the day-to -day management of the Subsidiary’s commodities portfolio, including making recommendations about the commodities investments to be purchased and sold by the Subsidiary, subject to the supervision of the Adviser and the Board. Chesapeake is not paid an additional fee under the Subsidiary Trading Agreement.

Tidal serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.

ALPS Distributors, Inc (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

Notes to the Consolidated Financial Statements	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

The Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker. The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended December 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, securities sold short, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiary, were $8,653,335 and $5,029,745, respectively.

For the six-months ended December 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended December 31, 2025, there were no in-kind transactions associated with creations or redemptions for the Fund.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended December 31, 2025 (estimated) and the prior fiscal year ended June 30, 2025, were as follows:

Distributions paid from:	December 31, 2025	June 30, 2025
Ordinary Income	$—	$70,850

As of the prior fiscal year ended June 30, 2025, the components of accumulated losses on a tax basis were as follows:

Investments, at cost (a)	$13,602,297
Gross tax unrealized appreciation	1,518,192
Gross tax unrealized depreciation	(734,750)
Net tax unrealized appreciation (depreciation)	783,442
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Total accumulated losses	—
Other accumulated gain (loss)	(5,607,428)
Total distributable earnings (accumulated losses)	$(4,823,986)

(a)	Investments, at cost includes long & short investments, futures, and forwards. The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, mark-to-market treatment of futures and open forward currency contracts.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the prior fiscal year ended June 30, 2025, the Fund had elected to defer $1,396,972 late-year losses.

As of the prior fiscal year ended June 30, 2025, the Fund had long-term and short-term capital loss carryovers of $1,925,613 and $2,284,843, respectively, which do not expire.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the CBOE. Market prices for the Shares may be different from their NAV. The Fund issues and redeems Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to the Consolidated Financial Statements	Cambria Chesapeake
Pure Trend ETF

December 31, 2025 (Unaudited)

The Fund currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Advisers will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s consolidated financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Cambria Chesapeake Pure Trend ETF;

●	the Advisory Agreement between the Advisor and Cambria Chesapeake Cayman Subsidiary on behalf of the Cambria Chesapeake Pure Trend ETF;

●	A Sub-Advisory Agreement between the Adviser and Cambria Investment Management, LP (“Cambria”) with respect to the Cambria Chesapeake ETF;

●	A Sub-Advisory Agreement between the Adviser and Chesapeake Capital Corporation (“Chesapeake”) with respect to the Cambria Chesapeake ETF;

●	a Futures Trading Advisory Agreement between the Adviser and Chesapeake with respect to the Cambria Chesapeake Pure Trend ETF;

●	a Subsidiary Futures Trading Advisory Agreement between the Adviser and Chesapeake with respect to the Cambria Chesapeake Cayman Subsidiary;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of the Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that the Fund may have specialized strategies that have specific targeted goals or may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it wasn’t difficult to fairly benchmark performance against peers and also took into account that the Fund may have had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that the Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed the Fund’s performance on a case-by-case basis. The Board also took into account that the Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing if the Fund is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of the Fund’s performance track record as of May 30, 2025, is provided below:

For Cambria Chesapeake ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for the Fund and compared it to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Fund being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to the Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Cambria Chesapeake ETF, the Board noted that the Fund’s unitary fee and net expense ratio were below the peer group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the Fund may have been profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Fund.

The Board also reviewed the sub-advisory fee paid to each Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services each Sub-Adviser provides as investment sub-adviser to the Sub-advised Fund, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that the Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for the Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as the Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to each Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub- Adviser.. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of each Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	March 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 6, 2026

* Print the name and title of each signing officer under his or her signature.